Risk/Return Detail Data - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Government Money Market Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Government Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. A repurchase agreement entered into by the fund may be collateralized by U.S. Government securities or cash.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Prior to December 1, 2015, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Sep. 30, 2024
Highest Quarterly Return	1.31%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | VIP Government Money Market Portfolio - Initial Class
Risk/Return:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.25%
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318
2015	0.03%
2016	0.20%
2017	0.67%
2018	1.65%
2019	2.02%
2020	0.32%
2021	0.01%
2022	1.44%
2023	4.89%
2024	5.10%
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | VIP Government Money Market Portfolio - Service Class
Risk/Return:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[1]
Total annual operating expenses	0.35%
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | VIP Government Money Market Portfolio - Service Class 2
Risk/Return:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[1]
Total annual operating expenses	0.50%
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | Return Before Taxes | VIP Government Money Market Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	5.10%
Past 5 years	2.33%
Past 10 years	1.62%
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | Return Before Taxes | VIP Government Money Market Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	5.00%
Past 5 years	2.27%
Past 10 years	1.54%
VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO | VIP Government Money Market Portfolio | Return Before Taxes | VIP Government Money Market Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	4.84%
Past 5 years	2.17%
Past 10 years	1.44%

[1]	A Adjusted to reflect current fees.